Long-Term Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Long-Term Employee Benefit Liabilities

Long-term employee benefit liabilities consist of:

	2014	2013	2012
Defined benefit pension plans and other [a]	$203	$149	$212
Termination and long service arrangements [b]	330	343	304
Retirement medical benefits plans [c]	39	34	39
Other long-term employee benefits	8	6	5

Long-term employee benefit obligations	$580	$532	$560

Schedule of Company's Defined Benefit Pension Plans

Information about the Company’s defined benefit pension plans is as follows:

	2014	2013	2012
Projected benefit obligation
Beginning of year	$454	$502	$388
Current service cost	13	13	11
Interest cost	20	19	18
Actuarial losses (gains) and changes in actuarial assumptions	93	(56)	50
Benefits paid	(16)	(18)	(18)
Acquisition	—	—	47
Foreign exchange	(24)	(6)	6

End of year	540	454	502

Plan assets at fair value [i]
Beginning of year	328	288	259
Return on plan assets	25	38	26
Employer contributions	24	30	19
Benefits paid	(16)	(18)	(19)
Foreign exchange	(14)	(10)	3

End of year	347	328	288

Ending funded status	$193	$126	$214

Amounts recorded in the consolidated balance sheet
Non-current asset [note 12]	$(13)	$(26)	$—
Current liability	3	3	2
Non-current liability	203	149	212

Net amount	$193	$126	$214

Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	$(147)	$(61)	$(141)

Net periodic benefit cost
Current service cost	$13	$13	$11
Interest cost	20	19	18
Return on plan assets	(19)	(19)	(19)
Actuarial losses	1	5	3

Net periodic benefit cost	$15	$18	$13

[i]	The asset allocation of the Company’s defined benefit pension plans at December 31, 2014 and 2013, and the target allocation for 2015 is as follows:

	2015	2014	2013
Equity securities	55-75%	58%	58%
Fixed income securities	25-45%	41%	41%
Cash and cash equivalents	0-15%	1%	1%

	100%	100%	100%

Future Benefit Payments
[d]	Future benefit payments

	Defined benefit pension plans	Termination and long service arrangements	Retirement medical benefits plans	Total
Expected employer contributions—2015	$20	$9	$2	$31

Expected benefit payments:
2015	$16	$9	$2	$27
2016	17	9	2	28
2017	17	10	2	29
2018	18	11	3	32
2019	19	14	2	35
Thereafter	113	96	12	221

	$200	$149	$23	$372

Pension Plan, Defined Benefit [Member]
Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost

The weighted average significant actuarial assumptions adopted in measuring the Company’s obligations and costs are as follows:

	2014	2013	2012
Projected benefit obligation
Discount rate	3.7%	4.7%	4.1%
Rate of compensation increase	2.7%	2.9%	2.8%
Net periodic benefit cost
Discount rate	4.7%	4.1%	4.7%
Rate of compensation increase	2.8%	2.8%	2.8%
Expected return on plan assets	6.0%	6.5%	7.0%

Termination and Long Service Arrangements [Member]
Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost

The weighted average significant actuarial assumptions adopted in measuring the Company’s projected termination and long service benefit obligations and net periodic benefit cost are as follows:

	2014	2013	2012
Discount rate	3.0%	3.9%	4.2%
Rate of compensation increase	2.7%	3.9%	3.9%

Schedule of Company's Defined Benefit Pension Plans

Information about the Company’s termination and long service arrangements is as follows:

	2014	2013	2012
Projected benefit obligation
Beginning of year	$354	$314	$252
Current service cost	20	24	16
Interest cost	12	13	13
Actuarial losses and changes in actuarial assumptions	15	12	41
Benefits paid	(18)	(21)	(13)
Acquisition	—	—	2
Curtailment	—	—	(4)
Foreign exchange	(43)	12	7

Ending funded status	$340	$354	$314

Amounts recorded in the consolidated balance sheet
Current liability	$10	$11	$10
Non-current liability	330	343	304

Net amount	$340	$354	$314

Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	$(81)	$(82)	$(74)

Net periodic benefit cost
Current service cost	$20	$24	$16
Interest cost	12	13	13
Actuarial losses	16	4	12

Net periodic benefit cost	$48	$41	$41

Retirement Medical Benefits Plans [Member]
Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost

The weighted average discount rates used in measuring the Company’s projected retirement medical benefit obligations and net periodic benefit cost are as follows:

	2014	2013	2012
Retirement medical benefit obligations	3.7%	4.5%	3.6%
Net periodic benefit cost	4.5%	3.6%	4.2%
Health care cost inflation	7.0%	7.7%	8.0%

Schedule of Company's Defined Benefit Pension Plans

Information about the Company’s retirement medical benefits plans are as follows:

	2014	2013	2012
Projected benefit obligation
Beginning of year	$36	$41	$39
Interest cost	2	2	2
Actuarial losses (gains) and changes in actuarial assumptions	5	(4)	3
Benefits paid	(2)	(2)	(3)
Foreign exchange	—	(1)	—

Ending funded status	$41	$36	$41

Amounts recorded in the consolidated balance sheet
Current liability	$2	$2	$2
Non-current liability	39	34	39

Net amount	$41	$36	$41

Amounts recorded in accumulated other comprehensive income
Unrecognized past service costs	$2	$2	$3
Unrecognized actuarial gains	4	10	8

Total accumulated other comprehensive income	$6	$12	$11

Net periodic benefit cost
Interest cost	$2	$2	$2
Actuarial gains	(1)	(2)	(1)
Past service cost amortization	(1)	(1)	—

Net periodic benefit cost	$—	$(1)	$1